Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Legal reserve	₩ 22,320	₩ 22,320
Reserve for business expansion	9,831,138	9,631,138
Reserve for technology development	4,565,300	4,365,300
Appropriated retained earnings	14,396,438	13,996,438
Unappropriated retained earnings	8,381,223	8,444,953
Retained earnings	₩ 22,799,981	₩ 22,463,711